12. INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Schedule of intangible assets
							Consolidated
	Goodwill	Customer relationships	Software	Trademarks and patents	Rights and licenses (*)	Others	Total
Balance at December 31, 2019	3,606,156	246,139	53,859	153,103	3,170,960	1,564	7,231,781
Cost	3,846,563	585,407	171,152	153,103	3,189,789	1,564	7,947,578
Accumulated amortization	(131,077)	(339,268)	(117,293)		(18,829)		(606,467)
Adjustment for accumulated recoverable value	(109,330)						(109,330)
Balance at December 31, 2019	3,606,156	246,139	53,859	153,103	3,170,960	1,564	7,231,781
Effect of foreign exchange differences		94,998	584	62,429		638	158,649
Acquisitions and expenditures			1,837				1,837
Transfer of property, plant and equipment			633		4,000		4,633
Amortization (note 26)		(63,096)	(11,248)		(5,611)		(79,955)
Others						(151)	(151)
Balance at December 31, 2020	3,606,156	278,041	45,665	215,532	3,169,349	2,051	7,316,794
Cost	3,846,563	823,540	182,059	215,532	3,193,787	2,051	8,263,532
Accumulated amortization	(131,077)	(545,499)	(136,394)		(24,438)		(837,408)
Adjustment for accumulated recoverable value	(109,330)						(109,330)
Balance at December 31, 2020	3,606,156	278,041	45,665	215,532	3,169,349	2,051	7,316,794

							Consolidated
	Goodwill	Customer relationships	Software	Trademarks and patents	Rights and licenses (*)	Others	Total
Balance at December 31, 2018	3,590,931	288,773	54,972	150,009	3,166,999	1,491	7,253,175
Cost	3,831,338	573,614	161,067	150,009	3,185,701	1,491	7,903,220
Accumulated amortization	(131,077)	(284,841)	(106,095)	-	(18,702)	-	(540,715)
Adjustment for accumulated recoverable value	(109,330)	-	-	-	-	-	(109,330)
Balance at December 31, 2018	3,590,931	288,773	54,972	150,009	3,166,999	1,491	7,253,175
Effect of foreign exchange differences	-	4,711	3	3,092	-	33	7,839
Acquisitions and expenditures	-	$0.00	1,387	-	-	40	1,427
Transfer of property, plant and equipment	-	$0.00	7,808	-	4,088		11,896
Amortization (note 26)	-	(47,345)	(10,657)	-	(127)		(58,129)
Goodwill - acquisition 50% CBSI (note 8.d)	15,225	-	-	-	-		15,225
Consolidated CBSI on November 30, 2019	-	-	346	2	-		348
Balance at December 31, 2019	3,606,156	246,139	53,859	153,103	3,170,960	1,564	7,231,781
Cost	3,846,563	585,407	171,152	153,103	3,189,789	1,564	7,947,578
Accumulated amortization	(131,077)	(339,268)	(117,293)	-	(18,829)	-	(606,467)
Adjustment for accumulated recoverable value	(109,330)	-	-	-	-	-	(109,330)
Balance at December 31, 2019	3,606,156	246,139	53,859	153,103	3,170,960	1,564	7,231,781

(*) Composed mainly of mining rights. Amortization is based on production volume.

Schedule of estimated useful lives	The average useful life by nature is as follows (in years):
		Consolidated
	12/31/2020	12/31/2019
Software	9	9
Customer relationships	13	13

Schedule of cash generating units

The CGUs with intangible assets in this situation are shown below:

							Consolidated
		Goodwill		Trademarks		Total
Cash generating of units	Segment	12/31/2020	12/31/2019	12/31/2020	12/31/2019	12/31/2020	12/31/2019

Packaging (1)	Steel	158,748	158,748			158,748	158,748
Long steel (2)	Steel	235,595	235,595	215,532	153,103	451,127	388,698
Mining (3)	Mining	3,196,588	3,196,588			3,196,588	3,196,588
Other Steel (4)	Steel	15,225	15,225			15,225	15,225
		3,606,156	3,606,156	215,532	153,103	3,821,688	3,759,259

(1) The goodwill of the Packaging cash-generating unit is shown net of impairment loss in the amount of R$109,330, recognized in 2011.

(2) The goodwill and trademark that are recorded in line item intangible assets at long steel segment, those transactions are derived from the business combination of Stahlwerk Thuringen GmbH ("SWT") and Gallardo Sections CSN. The assets mentioned are considered to have indefinite useful lives as they are expected to contribute indefinitely to the Company's cash flows.

(3) Refers to the goodwill based on expectations for future profitability, resulting from the acquisition of Namisa by CSN Mineração concluded in December 2015, which recoverability is tested annually.

(4) On November 29, 2019, CSN acquired the stake held by CKTR Brasil Serviços Ltda., corresponding to 50% of CBSI's shares, and now holds 100% of CBSI's share capital.

Schedule of assumptions for impairment test

The main assumptions used in the calculation of the value in use on December 31, 2020, are as follows:

	Packaging	Mining	Other Steelmaking	Flat Steel	Logistics
Measurement of recoverable value	DCF	DCF	DCF	DCF	DCF
Cash Flow Projection	Until 2030 + perpetuity	Until 2064	Until 2030 + perpetuity	Until 2030 + perpetuity	by 2027
Gross margin	Update of gross margin based on historical data, incorporation of the impacts of business restructuring and market trends.	It reflects projection of costs due to the progress of the mining plan as well as startup and project ramp up. Prices and exchange rates projected according to sectoral reports.	Update of gross margin based on historical data and market trends.	Update gross margin based on historical data and market trends.	Estimated based on market study to capture cargo and operating costs according to market trend studies
Update costs	Update of costs based on historical data for each product and incorporation of the impacts of business restructuring.	Update of costs based on historical data, progress of the mining plan as well as startup and project ramp up	Update of costs based on historical data and market trends.	Update of costs based on historical data and market trends.	Study-based costs and market trends
Perpetuity growth rate	No growth.	Without perpetuity.	No growth.	Growth of 1.4% per year in real terms, updated by long-term inflation of 1.7% per year in the Eurozone.	Without perpetuity.
Discount Rate	For packaging, cash flow was discounted using a discount rate of around 8% per year in real terms. For mining, flat steel and other steel (CBSI), cash flows were discounted using a discount rate between 7% to 9.5% pa in nominal terms. For logistics, cash flow was discounted using a discount rate between 5.87% to 6.40% pa in real terms. The discount rate was based on the weighted average cost of capital (“WACC”) which reflects the specific risk of each segment.

(*) refer to the assets of the subsidiary Lusosider, located in Portugal. The discount rate was applied to the discounted cash flow prepared in Euros, the functional currency of this subsidiary.

(**) refer to the assets of the subsidiary FTL - Ferrovia Transnordestina Logística SA